ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of components of accounts payable and accrued liabilities
For the years ended December 31,	2025	2024
	$	$
Accrued liabilities and other	8,042,469	501,809
Accounts payable	4,248,711	400,891

TOTAL	12,291,180	902,700